Share-based Awards - Compensation Expense Recognized for Share-based Awards (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized	$ 6,706	$ 36,854
Restricted Shares
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized	4,637
Share Options
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized	$ 2,069	$ 36,854